AVAILABLE FOR SALE FINANCIAL ASSETS (Details 3) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure of available for sale financial assets [Line Items]
Financial assets available-for-sale, at fair value	$ 18,614,160	$ 6,238.0		$ 18,392,512
Financial assets available for sale, at cost	18,054,767			18,174,844
Debt securities available for sale [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available-for-sale, at fair value	17,790,127			17,662,733
Financial assets available for sale, at cost	17,777,853			17,934,949
Debt securities available for sale [Member] | Up to 1 month [Member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available-for-sale, at fair value	495,315			881,951
Financial assets available for sale, at cost	495,284			880,907
Debt securities available for sale [Member] | More than 1 month and no more than 3 months [member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available-for-sale, at fair value	601,654			313,386
Financial assets available for sale, at cost	601,156			313,048
Debt securities available for sale [Member] | More than 3 months and no more than 1 years [member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available-for-sale, at fair value	2,236,367			2,204,219
Financial assets available for sale, at cost	2,235,214			2,199,014
Debt securities available for sale [Member] | More than 1 year and no more than 5 years [member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available-for-sale, at fair value	11,436,614			9,544,836
Financial assets available for sale, at cost	11,437,189			9,669,504
Debt securities available for sale [Member] | More than 5 years and no more than 10 years [member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available-for-sale, at fair value	2,792,063			4,345,791
Financial assets available for sale, at cost	2,768,870			4,483,043
Debt securities available for sale [Member] | Later than ten years [member]
Disclosure of available for sale financial assets [Line Items]
Financial assets available-for-sale, at fair value	228,114			372,550
Financial assets available for sale, at cost	$ 240,140			$ 389,433

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.